Commitments and contingencies - Contractual obligations (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Contractual obligations
Purchase obligations	€ 2,914
2020
Contractual obligations
Purchase obligations	2,681
Due between 1 and 3 years
Contractual obligations
Purchase obligations	176
2024
Contractual obligations
Purchase obligations	46
More than 5 years
Contractual obligations
Purchase obligations	11
Leases committed but not yet commenced	126
Within five years
Contractual obligations
Leases committed but not yet commenced	€ 34